Current Receivables	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Current Receivables

NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
GST receivable	267,703	170,926
Accounts receivable and R&D grants receivable	4,926,423	3,261,068

	5,194,126	3,431,994

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2019. No receivables were impaired or past due.